Summarized Financial Information of Equity Affiliates	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
8. SUMMARIZED FINANCIAL INFORMATION OF EQUITY AFFILIATES
The summarized financial information below is on a combined 100% basis and has been compiled based on financial statements of the companies accounted for by the equity method. The amounts presented include the accounts of the following equity affiliates:

Abdullah Hashim Industrial Gases & Equipment Co., Ltd. (25%);	INOX Air Products Limited (50%);
Air Products South Africa (Proprietary) Limited (50%);	Jazan Gas Projects Company (25%);
Bangkok Cogeneration Company Limited (49%);	Kulim Industrial Gases Sdn. Bhd. (50%);
Bangkok Industrial Gases Co., Ltd. (49%);	Sapio Produzione Idrogeno Ossigeno S.r.l. (49%);
Chengdu Air & Gas Products Ltd. (50%);	Tecnologia en Nitrogeno S. de R.L. de C.V. (50%);
Helap S.A. (50%);	Tyczka Industrie-Gases GmbH (50%);
High-Tech Gases (Beijing) Co., Ltd. (50%);	WuXi Hi-Tech Gas Co., Ltd. (50%);
INFRA Group (40%);	and principally, other industrial gas producers.

30 September		2016	2015
Current assets		$1,436.7	$1,218.8
Noncurrent assets		3,063.3	2,559.6
Current liabilities		694.8	603.0
Noncurrent liabilities		1,540.4	982.9

Year Ended 30 September	2016	2015	2014
Net sales	$2,271.6	$2,460.5	$2,639.6
Sales less cost of sales	871.5	922.7	951.7
Operating income	482.1	512.4	526.1
Net income	334.1	343.5	349.4

On 19 April 2015, a joint venture between Air Products and ACWA Holding entered into a 20-year oxygen and nitrogen supply agreement to supply Saudi Aramco’s oil refinery and power plant being built in Jazan, Saudi Arabia. Air Products owns 25% of the joint venture and guarantees the repayment of its share of an equity bridge loan. ACWA also guarantees their share of the loan. As of 30 September 2016 and 2015, other noncurrent liabilities included $94.4 and $67.5, respectively, for our obligation to make future equity contributions based on our proportionate share of the advances received by the joint venture under the loan. During 2016 and 2015, we recorded noncash transactions which resulted in an increase of $26.9 and $67.5, respectively, to our investment in net assets of and advances to equity affiliates. These noncash transactions have been excluded from the consolidated statements of cash flows. In total, we expect to invest approximately $100 in this joint venture. We determined that the joint venture is a variable interest entity, for which we are not the primary beneficiary. Air Products has a long-term sale of equipment contract with the joint venture to engineer, procure, and construct the industrial gas facilities that will supply the gases to Saudi Aramco.
In January 2016, we sold our investment in SembCorp Air Products (HyCo) Pte. Ltd. The transaction did not have a material impact on the financial statements.
There have been no other significant changes to our investments in equity affiliates during fiscal year 2016.
Dividends received from equity affiliates were $95.9, $50.5, and $74.0 in 2016, 2015, and 2014, respectively.
The investment in net assets of and advances to equity affiliates as of 30 September 2016 and 2015 included investment in foreign affiliates of $1,281.5 and $1,246.9, respectively.
As of 30 September 2016 and 2015, the amount of investment in companies accounted for by the equity method included goodwill in the amount of $109.5 and $112.0, respectively.